Inventory (Details) - Schedule of inventory - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Finished goods	$ 104,036	$ 96,725	$ 100,967
Raw materials	69,287	84,620	61,718
Allowance for inventory valuation and obsolescence loss	(150,623)	(155,370)	$ (184,723)
Inventory, net	$ 22,700	$ 25,975